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							   File Number:33-53746
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              December 10, 2012

                           Pioneer Independence Fund

 Supplement to the April 1, 2012 Summary Prospectus, as in effect and as may be
			amended from time to time

Fund summary

The following replaces the information in the "Management" chart in the section entitled "Fund summary":


PORTFOLIO MANAGEMENT   Mr. Marco Pirondini, head of equities, U.S. and
                       executive vice president of Pioneer (portfolio manager of the fund since 2010), Mr. Andrea
                       Salvatori, senior vice president of Pioneer
                       (portfolio manager of the fund since 2008) and Ms. Madelynn M. Matlock senior vice president of Pioneer (portfolio manager of the fund since
                       December 2012).










                                                                  26196-00-1212
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC